Offsets	May 21, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Babcock & Wilcox Enterprises, Inc.
Form or Filing Type	S-3
File Number	333-296096
Initial Filing Date	May 21, 2026
Fee Offset Claimed	$ 32,567.51
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.01 per share
Unsold Securities Associated with Fee Offset Claimed | shares	11,657,221
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 235,825,580.83
Termination / Withdrawal Statement	On May 20, 2026, the Registrant filed a registration statement registering the indicated shares of Common Stock tagged as an S-3 submission rather than an S-3ASR submission. That registration statement is being withdrawn with no shares of Common Stock having been sold thereunder. An offset using the filing fee previously paid in connection with that registration statement is being claimed pursuant to Rule 457(p) under the Securities Act.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Babcock & Wilcox Enterprises, Inc.
Form or Filing Type	S-3
File Number	333-296096
Filing Date	May 21, 2026
Fee Paid with Fee Offset Source	$ 32,567.51